Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The SEC requires us to disclose the following pay versus performance information. The table below provides information concerning the relationship between compensation actually paid to Named Executive Officers, calculated in accordance with SEC rules, and Company performance for fiscal years 2023, 2022, and 2021.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

					Value of Initial Fixed $100
Fiscal Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)	Net Income (Loss) ($ Millions) (5)	Adjusted EPS ($) (6)
2023	11,348,537	11,781,764	3,088,211	3,566,854	146.81	147.42	(91.3)	8.92
2022	8,511,639	8,485,002	2,883,391	2,690,945	126.56	132.33	631.7	8.88
2021	12,450,437	12,995,067	3,321,746	4,103,342	117.58	117.59	876.3	9.12

(1)
Mark T. Smucker served as our principal executive officer (“PEO”) for 2021, 2022, and 2023.
Our non-PEO Named Executive Officers (“NEOs”) included Tucker H. Marshall, John P. Brase, Jeannette L. Knudsen, and Richard K. Smucker for 2021 and 2022, and Tucker H. Marshall, John P. Brase, Jeannette L. Knudsen, and Jill R. Penrose for 2023.

(2)	Compensation Actually Paid to our PEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

PEO	2023	2022	2021
Summary Compensation Table (“SCT”) Total for PEO (Column (b))	11,348,537	8,511,639	12,450,437
Less: Stock Award Values Reported in SCT	(5,014,262)	(4,143,838)	(3,598,208)
Less: Option Award Values Reported in SCT	(1,253,526)	(1,381,245)	(1,199,375)
Plus: Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year	7,679,823	5,925,060	6,557,375
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	575,031	(1,311,156)	1,889,530
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(819,058)	226,270	(180,888)
Less: Fair Value of Equity Awards from Prior Years that failed to vest in the Covered Year	—	—	—
Plus: Dollar Value of Dividends Paid on Equity Awards in the Covered Year	323,409	279,441	345,654
Change in Fair Value for Equity Award Modifications	—	—	—
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	(1,160,679)	—	(3,626,179)
Plus: Service Cost of Pension Benefits	102,489	378,831	356,721
Plus: Prior Service Cost of Pension Benefits	—	—	—
Compensation Actually Paid to PEO (Column (c))	11,781,764	8,485,002	12,995,067

(3)	Average Compensation Actually Paid to our non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Average for Non-PEO NEOs	2023	2022	2021
Average SCT Total for Non-PEOs (Column (d))	3,088,211	2,883,391	3,321,746
Less: Stock Award Values Reported in SCT	(1,205,149)	(1,110,969)	(1,082,985)
Less: Option Award Values Reported in SCT	(301,271)	(370,309)	(360,975)
Plus: Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year	1,845,789	1,498,861	1,973,615
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	125,057	(255,680)	303,178
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(25,573)	26,629	(21,768)
Less: Fair Value of Equity Awards from Prior Years that failed to vest in the Covered Year	—	—	—
Plus: Dollar Value of Dividends Paid on Equity Awards in the Covered Year	39,790	19,022	22,821
Change in Fair Value for Equity Award Modifications	—	—	—
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	—	—	(52,290)
Plus: Service Cost of Pension Benefits	—	—	—
Plus: Prior Service Cost of Pension Benefits	—	—	—
Compensation Actually Paid to Non-PEOs (Column (e))	3,566,854	2,690,945	4,103,342

(4)
Represents the cumulative total shareholder return of the S&P Packaged Foods & Meats, which we consider to be our peer group for purposes of the performance graph included in our Annual Reports on Form 10-K.

(5)
The fiscal year 2023 net loss includes the loss on the divestiture of certain pet
food brands. For further information, please see the Consolidated Financial Statements in our Annual Report on Form
10-K.

(6)	For information regarding the calculation of Adjusted Earnings per Share, please see the Compensation Discussion and Analysis section in this proxy statement.

Company Selected Measure Name	Adjusted Earnings per Share
Named Executive Officers, Footnote [Text Block]	Our non-PEO Named Executive Officers (“NEOs”) included Tucker H. Marshall, John P. Brase, Jeannette L. Knudsen, and Richard K. Smucker for 2021 and 2022, and Tucker H. Marshall, John P. Brase, Jeannette L. Knudsen, and Jill R. Penrose for 2023.
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative total shareholder return of the S&P Packaged Foods & Meats, which we consider to be our peer group for purposes of the performance graph included in our Annual Reports on Form 10-K.
PEO Total Compensation Amount	$ 11,348,537	$ 8,511,639	$ 12,450,437
PEO Actually Paid Compensation Amount	$ 11,781,764	8,485,002	12,995,067
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Compensation Actually Paid to our PEO reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

PEO	2023	2022	2021
Summary Compensation Table (“SCT”) Total for PEO (Column (b))	11,348,537	8,511,639	12,450,437
Less: Stock Award Values Reported in SCT	(5,014,262)	(4,143,838)	(3,598,208)
Less: Option Award Values Reported in SCT	(1,253,526)	(1,381,245)	(1,199,375)
Plus: Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year	7,679,823	5,925,060	6,557,375
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	575,031	(1,311,156)	1,889,530
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(819,058)	226,270	(180,888)
Less: Fair Value of Equity Awards from Prior Years that failed to vest in the Covered Year	—	—	—
Plus: Dollar Value of Dividends Paid on Equity Awards in the Covered Year	323,409	279,441	345,654
Change in Fair Value for Equity Award Modifications	—	—	—
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	(1,160,679)	—	(3,626,179)
Plus: Service Cost of Pension Benefits	102,489	378,831	356,721
Plus: Prior Service Cost of Pension Benefits	—	—	—
Compensation Actually Paid to PEO (Column (c))	11,781,764	8,485,002	12,995,067

Non-PEO NEO Average Total Compensation Amount	$ 3,088,211	2,883,391	3,321,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,566,854	2,690,945	4,103,342
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	Average Compensation Actually Paid to our non-PEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

Average for Non-PEO NEOs	2023	2022	2021
Average SCT Total for Non-PEOs (Column (d))	3,088,211	2,883,391	3,321,746
Less: Stock Award Values Reported in SCT	(1,205,149)	(1,110,969)	(1,082,985)
Less: Option Award Values Reported in SCT	(301,271)	(370,309)	(360,975)
Plus: Fair Value of Outstanding Unvested Equity Awards Granted in the Covered Year	1,845,789	1,498,861	1,973,615
Change in Fair Value of Outstanding Unvested Equity Awards from Prior Years	125,057	(255,680)	303,178
Change in Fair Value of Equity Awards from Prior Years that Vested in the Covered Year	(25,573)	26,629	(21,768)
Less: Fair Value of Equity Awards from Prior Years that failed to vest in the Covered Year	—	—	—
Plus: Dollar Value of Dividends Paid on Equity Awards in the Covered Year	39,790	19,022	22,821
Change in Fair Value for Equity Award Modifications	—	—	—
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	—	—	(52,290)
Plus: Service Cost of Pension Benefits	—	—	—
Plus: Prior Service Cost of Pension Benefits	—	—	—
Compensation Actually Paid to Non-PEOs (Column (e))	3,566,854	2,690,945	4,103,342

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following represent the most important financial performance measures used to link compensation actually paid to Company performance. Please see the Compensation Discussion and Analysis section in this proxy statement for further details.

•	Adjusted Earnings per Share

•	Adjusted Operating Income

•	Net Sales

•	Free Cash Flow

Total Shareholder Return Amount	$ 146.81	126.56	117.58
Peer Group Total Shareholder Return Amount	147.42	132.33	117.59
Net Income (Loss)	$ (91,300,000)	$ 631,700,000	$ 876,300,000
Company Selected Measure Amount	8.92	8.88	9.12
PEO Name	Mark T. Smucker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member] | Stock Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,014,262)	$ (4,143,838)	$ (3,598,208)
PEO [Member] | Option Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,253,526)	(1,381,245)	(1,199,375)
PEO [Member] | Fair Value of Outstanding Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,679,823	5,925,060	6,557,375
PEO [Member] | Change in Fair Value of Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	575,031	(1,311,156)	1,889,530
PEO [Member] | Change in Fair Value of Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(819,058)	226,270	(180,888)
PEO [Member] | Dividends Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	323,409	279,441	345,654
PEO [Member] | Change in Actuarial Present Value Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,160,679)		(3,626,179)
PEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	102,489	378,831	356,721
Non-PEO NEO [Member] | Stock Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,205,149)	(1,110,969)	(1,082,985)
Non-PEO NEO [Member] | Option Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(301,271)	(370,309)	(360,975)
Non-PEO NEO [Member] | Fair Value of Outstanding Unvested Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,845,789	1,498,861	1,973,615
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	125,057	(255,680)	303,178
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,573)	26,629	(21,768)
Non-PEO NEO [Member] | Dividends Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 39,790	$ 19,022	22,821
Non-PEO NEO [Member] | Change in Actuarial Present Value Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (52,290)